Analysis of cash flows - Summary of Analysis of Cash Flows (Detail) - GBP (£) £ in Millions		6 Months Ended			12 Months Ended
		Jun. 30, 2020	Dec. 31, 2019	Jun. 30, 2019	Dec. 31, 2019
Disclosure Of Cash Flow Statement [line items]
(Loss)/profit for the period	[1]	£ (2,864.8)	£ 581.6	£ 368.5	£ 950.1
Taxation	[1]	26.1		128.8	353.8
Revaluation and retranslation of financial instruments	[1]	268.6		38.1	(154.4)
Finance costs	[1]	157.6		189.2	376.4
Finance and investment income	[1]	(51.4)		(43.6)	(102.6)
Share of results of associates	[1]	51.9		(8.0)	(21.2)
Goodwill impairment on classification as held for sale	[1]				94.5
Loss/(gain) on sale of discontinued operations	[1]	3.3			(73.8)
Attributable tax expense on sale of discontinued operations	[1]	1.9			157.4
Non-cash share-based incentive plans (including share options)	[1]	30.6		32.5	71.4
Depreciation of property, plant and equipment	[1]	88.2		106.2	203.2
Depreciation of right-of-use assets	[1]	155.4		168.4	317.9
Goodwill impairment	[1]	2,484.7			47.7
Amortisation and impairment of acquired intangible assets	[1]	53.1		66.9	135.6
Amortisation of other intangible assets	[1]	9.6		18.3	29.6
Investment and other write-downs	[1]	220.6			7.5
Gains on disposal of investments and subsidiaries	[1]	(16.0)		(40.6)	(45.1)
Gains on remeasurement of equity interests arising from a change in scope of ownership	[1]			(0.4)	(0.4)
Gain on sale of freehold property in New York	[2]			(7.9)	(7.9)
(Gains)/losses on sale of property, plant and equipment	[1]	(0.1)		(0.6)	3.2
Movements in trade working capital	[1],[3],[4]	(456.1)		(296.7)	563.4
Movements in other receivables, payables and provisions	[1],[3]	(294.6)		(482.5)	(213.1)
Corporation and overseas tax paid	[1]	(201.2)		(261.0)	(536.0)
Payment on early settlement of bonds	[1]				(63.4)
Interest and similar charges paid	[1]	(77.4)		(110.8)	(270.6)
Interest paid on lease liabilities	[1]	(48.6)		(51.7)	(105.1)
Interest received	[1]	45.2		35.8	80.8
Investment income	[1]	6.8		9.3	18.3
Dividends received from associates	[1]	4.7		15.4	33.3
Net cash (outflow)/inflow from operating activities	[1]	(401.9)		(126.4)	1,850.5
Acquisitions and disposals:
Initial cash consideration		(5.9)		(6.4)	(3.9)
Earnout payments		(88.5)		(57.9)	(130.2)
Purchase of other investments (including associates)		(2.4)		(8.6)	(27.2)
Acquisitions		(96.8)		(72.9)	(161.3)
Proceeds on disposal of investments and subsidiaries		228.4		136.7	2,468.5
Cash and cash equivalents disposed		(24.5)		(3.0)	(327.5)
Disposals of investments and subsidiaries		203.9		133.7	2,141.0
Cash consideration for non-controlling interests		(37.8)		(9.1)	(62.7)
Net acquisition payments and disposal proceeds		69.3		51.7	1,917.0
Share repurchases and buybacks:
Purchase of own shares by ESOP Trusts		(0.4)
Shares purchased into treasury		(285.1)			(43.8)
Net cash outflow		(285.5)			(43.8)
Net increase/(decrease) in borrowings:
Net increase/(decrease) in drawings on bank loans		7.4		376.5	(70.6)
Net cash (outflow)/inflow		699.8		(134.6)	(1,713.2)
Cash and cash equivalents:
Cash at bank and in hand		9,442.3	10,442.1	11,149.0	10,442.1
Short-term bank deposits		1,115.7	863.6	358.5	863.6
Overdrafts	[5]	(8,021.9)	(8,572.4)	(9,670.2)	(8,572.4)
Cash and cash equivalents at end of period		2,536.1	£ 2,733.3	1,837.3	2,733.3
Repayment of EURO 250 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds		(223.1)
Repayment of GBP 200 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				(199.5)	(199.5)
Partial repayment of USD 450 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				(176.2)	(176.2)
Partial repayment of USD 272 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds				£ (135.4)	(135.4)
Repayment of EURO 600 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds					(512.7)
Repayment of USD 812 million bonds [member]
Net increase/(decrease) in borrowings:
Repayment of bonds					£ (618.8)
Proceeds from issue of EURO 750 million bonds [member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds		665.5
Proceeds from issue of GBP 250 million bonds [Member]
Net increase/(decrease) in borrowings:
Proceeds from issues of bonds		£ 250.0

[1]	Figures have been restated as described in the accounting policies.
[2]	Figures for the period ended 30 June 2019 have been re-presented in accordance with IFRS 5: Non-current Assets Held for Sale and Discontinued Operations, as described in note 13.
[3]	The Group typically experiences an outflow of working capital in the first half of the financial year and an inflow in the second half. This is primarily due to the seasonal nature of working capital flows associated with its media buying activities on behalf of clients.
[4]	Trade working capital represents trade receivables, work in progress, accrued income, trade payables, and deferred income.
[5]	Bank overdrafts are included in cash and cash equivalents because they form an integral part of the Group’s cash management.